Note 4 - Property and Equipment - Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Machinery and Equipment [Member]
Property and equipment	$ 240,295	$ 240,295	$ 233,793
Office Equipment [Member]
Property and equipment	166,398	166,398	171,404
Software Development [Member]
Property and equipment	34,528	34,528	41,872
Furniture and Fixtures [Member]
Property and equipment	20,380	20,380	22,447
Property, Plant and Equipment, Other Types [Member]
Property and equipment	2,259	2,259	2,446
Property and equipment	463,860	463,860	471,962
Accumulated depreciation	(458,795)	(456,020)	(458,695)
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation (Note 4)	$ 5,065	$ 7,840	$ 13,267